LEONETTI BALANCED FUND
                              LEONETTI GROWTH FUND
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                        SUPPLEMENT DATED AUGUST 18, 1999
                       TO PROSPECTUS DATED AUGUST 18, 1999


THE LEONETTI GROWTH FUND IS CURRENTLY NOT AVAILABLE FOR INVESTMENT, BUT WILL OPEN TO NEW SHAREHOLDERS ON SEPTEMBER 1, 1999.

Do not send money prior to September 1, 1999.